February 25, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Montgomery Funds (the Trust)
File No. 333-145624

Ladies and Gentlemen:

Enclosed is the 4th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, affecting all share classes of the Turst’s sole series, Vanguard Market Neutral Fund (the “Fund”). We are filing the Amendment pursuant to Rule 485(a)(1) under the Securities Act of 1933 (1) to implement the changes required by the new Form N-1A, and (2) to effect a number of non-material editorial changes.

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, we have designated an effective date of April 30, 2010. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial information for the Fund. Pursuant to Rule 485 (d) (2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-4294.

Sincerely,

Michael J. Drayo
Associtate Counsel
The Vanguard Group, Inc.

cc: Christian Sandoe, Esq.
Securities and Exchange Commission